Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Transfers out of / into Level 3
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	¥ (5)	¥ 8
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	¥ (12)	¥ (27)
Concentrations of credit risk, percentage	19.00%	16.00%
American Century Companies, Inc. [Member]
Transfers out of / into Level 3
Percentage of economic interest	39.63%	39.19%